LEASES - the Company's operating and finance lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Six months ending June 30, 2021	$ 14,825
2022	31,431
2023	30,577
2024	30,822
2025	29,778
Thereafter	121,109
Total minimum lease payments	258,542
Less: Interest	(94,283)
Present value of lease obligations	164,259
Less: Current portion	11,620
Operating leases liabilities, net of current portion	152,639
Finance Leases
Six months ending June 30, 2021	1,496
2022	2,810
2023	2,457
2024	318
Total minimum lease payments	7,081
Less: Interest	(546)
Present value of lease obligations	6,535
Less: Current portion	2,572
Long-term portion of lease obligations	$ 3,963	$ 1,996	$ 244